SIGNIFICANT TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
SIGNIFICANT TRANSACTIONS [Abstract]
Schedule of detailed information about business combination	The provisional fair values of identifiable assets and liabilities of Tabletki Group at the date of acquisition were:

February 10, 2026
Non-current assets
Intangible assets	79
Current assets
Cash and cash equivalents	2
Other current assets	1
Fair value of identifiable net assets	82
Goodwill resulting from acquisition	79
Purchase consideration	161
The following table shows the details of cash outflow during the six-months ended June 30, 2026:

June 30, 2026
Cash outflow, net of cash acquired
Cash consideration	161
Less: balances acquired
Cash and cash equivalents	(2)
Net outflow of cash - investing activities	159
The provisional fair values of identifiable assets and liabilities of ISP Shtorm LLC at the date of acquisition were:

February 26, 2026
Non-current assets
Intangible assets	3
Property and equipment	2
Non-current liabilities
Deferred tax liability	(1)
Fair value of identifiable net assets	4
Goodwill resulting from acquisition	6
Purchase consideration	10
The following table shows the details of cash outflow during the six-months ended June 30, 2026:

June 30, 2026
Cash outflow, net of cash acquired
Purchase consideration	10
Less: deferred consideration	(3)
Net outflow of cash - investing activities	7
The provisional fair values of identifiable assets acquired and liabilities assumed at the acquisition date were as follows:

May 26, 2026
Non-current assets
Property and equipment	49
Intangible assets	11
Deferred tax asset	3
Current assets
Cash and cash equivalents	2
Trade receivables and other assets	6
Current liabilities	(11)
Deferred tax liability	(8)
Other non-current liabilities	(1)
Fair value of identifiable net assets	51
Goodwill arising from acquisition	19
Purchase consideration	70
The following table shows the details of cash outflow during six-month period ended June 30, 2026:

May 26, 2026
Cash outflow, net of cash acquired
Cash consideration	70
Less: balances acquired
Cash and cash equivalents	(2)
Net outflow of cash - investing activities	68
The fair values of identifiable assets and liabilities of Uklon at the date of acquisition were:

April 2, 2025
Non-current assets
Intangible assets	58

Current assets
Trade and other receivables	2
Cash and cash equivalents	12

Non-current liabilities
Deferred tax liability	(7)

Current liabilities
Trade and employee related payables	(6)
Other current liabilities	(10)

Fair value of identifiable net assets	49

Goodwill resulting from acquisition	109

Purchase consideration	158
The following table shows the details of purchase consideration at the acquisition date:

April 2, 2025
Cash paid *	141
Fair value of contingent consideration	16
Put option liability	1
Total consideration	158
* Total cash consideration consisted of US$129 for the acquisition of 97% of Uklon Group’s shares and a US$12 payment to settle employee awards.
The following table shows the details of cash outflow during the six months ended June 30, 2025:

June 30, 2025
Cash consideration	146
Less: balances acquired
Cash and cash equivalents	(12)
Net outflow of cash - investing activities	134